Fair Value of Financial Instruments (Schedule of the Estimated Fair Value and Carrying Amount of Long-term Debt) (Detail) (Significant Unobservable Inputs (Level 3), USD $)
In Thousands, unless otherwise specified
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debentures	$ 0	$ 12,671	$ 70,220
Second Lien Term Loan Facility	0	315,284	0
NPI Note	0	8,028	15,282
Other	1,324	3,203	4,038
Total	917,814	454,186	159,540
Fair Value | Wells Fargo Energy Capital Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility		0	70,000
Fair Value | Senior Secured Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility	0	115,000	0
Fair Value | Senior Note [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
NPI Note	916,490	0
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debentures	0	6,890
Second Lien Term Loan Facility	0	293,821
NPI Note	0	8,028
Other	1,324	3,203
Total	901,324	426,942
Carrying Value | Senior Secured Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility	0	115,000
Carrying Value | Senior Note [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
NPI Note	$ 900,000	$ 0